Related Parties Transaction	12 Months Ended
Feb. 28, 2022
Related Party Transactions [Abstract]
Related Parties Transaction

Note 13 - Related Parties Transaction

Name of related parties	Relationship with the Company
Mr Liew Yow Ming	Non-controlling Stockholder

b)	The Company had the following related party balances at February 28, 2021 and February 28, 2022:

	February 28, 2022	February 28, 2021
Loan payables
Mr. Liew Yow Ming	$—	$1,654,207

Loans from Mr. Liew Yow Ming are fixed at an interest rate of 20% per annum with a fixed repayment term. Interest expenses incurred were $170,141 and $242,756 for the year ended February 28, 2022 and February 28, 2021, respectively.